Loans (Finance And Held-For-Sale Receivables - By Risk Rating) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 19,641.5	$ 19,423.5
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	17,071.5	16,340.9
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,577.2	1,972.2
Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	774.4	869.7
Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	218.4	240.7
Transportation And International Finance [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,900.2	1,767.5
Transportation And International Finance [Member] | Transportation Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,760.0	1,627.4
Transportation And International Finance [Member] | Transportation Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	62.1	28.6
Transportation And International Finance [Member] | Transportation Finance [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	62.5	97.2
Transportation And International Finance [Member] | Transportation Finance [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	15.6	14.3
Transportation And International Finance [Member] | International Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,719.7	1,733.3
Transportation And International Finance [Member] | International Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,578.7	1,530.3
Transportation And International Finance [Member] | International Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	94.7	145.8
Transportation And International Finance [Member] | International Finance [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	26.0	36.2
Transportation And International Finance [Member] | International Finance [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	20.3	21.0
North American Commercial Finance [Member] | Corporate Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7,041.3	6,870.0
North American Commercial Finance [Member] | Corporate Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,208.5	5,783.1
North American Commercial Finance [Member] | Corporate Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	593.8	769.5
North American Commercial Finance [Member] | Corporate Finance [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	175.3	233.6
North American Commercial Finance [Member] | Corporate Finance [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	63.7	83.8
North American Commercial Finance [Member] | Equipment Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,041.6	4,044.1
North American Commercial Finance [Member] | Equipment Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,440.2	3,355.2
North American Commercial Finance [Member] | Equipment Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	288.7	363.5
North American Commercial Finance [Member] | Equipment Finance [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	247.0	266.0
North American Commercial Finance [Member] | Equipment Finance [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	65.7	59.4
North American Commercial Finance [Member] | Real Estate Finance [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,615.2	1,554.8
North American Commercial Finance [Member] | Real Estate Finance [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,534.3	1,554.8
North American Commercial Finance [Member] | Real Estate Finance [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	80.9
North American Commercial Finance [Member] | Commercial Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,271.7	2,262.4
North American Commercial Finance [Member] | Commercial Services [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,798.3	1,804.6
North American Commercial Finance [Member] | Commercial Services [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	293.2	314.7
North American Commercial Finance [Member] | Commercial Services [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	178.3	138.9
North American Commercial Finance [Member] | Commercial Services [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1.9	4.2
Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	18,589.7	18,232.1
Subtotal [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	16,320.0	15,655.4
Subtotal [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,413.4	1,622.1
Subtotal [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	689.1	771.9
Subtotal [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	167.2	182.7
Non-Strategic Portfolios [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,051.8	1,191.4
Non-Strategic Portfolios [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	751.5	685.5
Non-Strategic Portfolios [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	163.8	350.1
Non-Strategic Portfolios [Member] | Classified - Accruing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	85.3	97.8
Non-Strategic Portfolios [Member] | Classified- Non-accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 51.2	$ 58.0